Hedges and Derivative Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Gain (loss) on derivative instruments included in AOCI	$ 36
Derivatives accounted for as hedges | Cross-currency swaps
Derivative [Line Items]
Notional amount	1,275	$ 1,275
Derivatives accounted for as hedges | Interest rate derivatives
Derivative [Line Items]
Notional amount	$ 300	$ 300